UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ ]; Amendment Number:  ____
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:     ING Investment Management LLC
Address:  5780 Powers Ferry Road, N.W.
          Suite 300
          Atlanta, GA  30327-4349


Form 13F File Number:  28-07292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   M. Michael McComb
Title:  Director of Compliance
Phone:  770-690-4728

Signature, Place, and Date of Signing:

s/M. Michael McComb                 Atlanta, GA              August 17, 1999
________________________   _______________________________   _______________
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1
                                          ________________

Form 13F Information Table Entry Total:         87
                                          ________________

Form 13F Information Table Value Total:  $ 397,725
                                          ________________
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and the Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NO.      Form 13F File Number         Name

   1        28-7516                      ING Mutual Funds Management Co. LLC

                          FORM 13F INFORMATION TABLE


             COLUMN 1                   COLUMN 2       COLUMN 3     COLUMN 4
______________________________________________________________________________
          NAME OF ISSUER             TITLE OF CLASS      CUSIP       VALUE
                                                                    (X$1000)
______________________________________________________________________________

ALLIED WASTE INDUSTRIES            COMMON STOCK      019589308          2,853
ALLSTATE CORP                      COMMON STOCK      020002101          6,023
AMERICAN HOME PRODUCTS             COMMON STOCK      026609107          8,733
AMERICAN INTERNATIONAL GROUP       COMMON STOCK      026874107          6,918
AMERISOURC                         COMMON STOCK      03071P102          1,692
AMERITECH CORP                     COMMON STOCK      030954101          9,940
AMR CORP                           COMMON STOCK      001765106          1,291
ANHEUSER BUSCH                     COMMON STOCK      035229103            363
APPLIED MATLS INC                  COMMON STOCK      038222105          4,548
AT&T CORP                          COMMON STOCK      001957109          2,517
BANK ONE                           COMMON STOCK      06423A103          4,524
BAXTER INTERNATIONAL INC           COMMON STOCK      071813109          3,324
BELLSOUTH CORP                     COMMON STOCK      079860102          8,766
BERGEN BRUNSWIG CORP               COMMON STOCK      083739102          2,106
BOEING COMPANY                     COMMON STOCK      097023105          2,922
BRISTOL MYERS SQUIB CO             COMMON STOCK      110122108          3,802
BURLINGTON NORTHERN INC            COMMON STOCK      12189T104          1,714
CARNIVAL CORP                      COMMON STOCK      143658102          3,753
CHASE MANHATTAN CORP               COMMON STOCK      16161A108          5,825
CHEVRON CORP                       COMMON STOCK      166751107          6,072
CIRCUIT CITY STORES                COMMON STOCK      172737108          3,208
CISCO SYS INC                      COMMON STOCK      17275R102          8,262
CITIGROUP INC                      COMMON STOCK      172967101         10,880
COMPAQ COMPUTER CORP               COMMON STOCK      204493100          3,754
COMPUWARE                          COMMON STOCK      205638109          3,880
CONOCO INC                         COMMON STOCK      208251306          1,253
CUMMINS ENGINE INC                 COMMON STOCK      231021106          3,709
DOW CHEM CO                        COMMON STOCK      260543103          3,318
EDISON INTERNATIONAL               COMMON STOCK      281020107          4,386
ELECTRONIC DATA SYSTEMS CORP       COMMON STOCK      285661104            383
EMC/CORP                           COMMON STOCK      268648102          1,455
EMERSON RADIO                      COMMON STOCK      291087203             19
FEDERAL NATL MTGE ASSN             COMMON STOCK      313586109          3,827
FIRST UNION CORP                   COMMON STOCK      337358105          3,454
FORD MOTOR CO DEL                  COMMON STOCK      345370100          3,303
GANNETT INC                        COMMON STOCK      364730101            211
GENERAL ELECTRIC                   COMMON STOCK      369604103         13,064
GILLETTE                           COMMON STOCK      375766102          2,907
HALLIBURTON CO                     COMMON STOCK      406216101          4,070
HEWLET PACKARD                     COMMON STOCK      428236103          3,188
HOME DEPOT INC                     COMMON STOCK      437076102         10,219
HUMANA INC                         COMMON STOCK      444859102          1,311
IBM                                COMMON STOCK      459200101          9,915
INTEL CORP                         COMMON STOCK      458140100          7,963



INTIMATE BRANDS INC                COMMON STOCK      461156101          3,720
JACOBS ENGR GROUP INC              COMMON STOCK      469814107          4,127
KROGER CO                          COMMON STOCK      501044101          6,031
LINCOLN NATIONAL                   COMMON STOCK      534187109          1,716
LTV CORP                           COMMON STOCK      501921100             18
LUCENT TECHNOLOGIES                COMMON STOCK      549463107          7,482
MATTEL INC                         COMMON STOCK      577081102          1,816
MAY DEPT                           COMMON STOCK      577778103            248
MERCK & CO                         COMMON STOCK      589331107          8,916
MICROSOFT CORPORATION              COMMON STOCK      594918104         16,931
MILACRON                           COMMON STOCK      598709103          3,409
MOBIL CORP                         COMMON STOCK      607059102          8,732
MORGAN STANLEY DN WITTER           COMMON STOCK      617446448          2,321
MOTOROLA INC                       COMMON STOCK      620076109          5,191
NATIONAL CITY                      COMMON STOCK      635405103            164
ORACLE SYSTEMS                     COMMON STOCK      68389X105          2,751
PEPSICO INC                        COMMON STOCK      713448108          5,782
PHILIP MORRIS COS INC              COMMON STOCK      718154107          6,169
PNC FINL CORP                      COMMON STOCK      693475105          5,113
PPG INDS INC                       COMMON STOCK      693506107          4,774
PRIME HOSPITALITY                  COMMON STOCK      741917108            129
PROCTER AND  GAMBLE CO             COMMON STOCK      742718109          5,220
PUBLIC SVC ENTERPRISE              COMMON STOCK      744573106          5,726
RALSTON PURINA CO                  COMMON STOCK      751277302          3,313
REEBOK INTERNATIONAL LTD           COMMON STOCK      758110100          1,434
S&P500 DEPOSITORY RECEIPT          COMMON STOCK      78462F103          1,911
SARA LEE CORPORATION               COMMON STOCK      803111103          4,476
SBC COMMUNICATIONS INC             COMMON STOCK      78387G103          6,834
SCHERING-PLOUGH CORP               COMMON STOCK      806605101          4,283
SOUTHDOWN INC                      COMMON STOCK      841297104          3,602
STANDARD REGISTER CO               COMMON STOCK      853887107            606
SUN MICROSYSTEMS INC               COMMON STOCK      866810104          5,120
SUNTRUST BANKS INC                 COMMON STOCK      867914103         24,026
TENET HEALTHCARE COPR              COMMON STOCK      88033G100          2,057
TIME WARNEER INC                   COMMON STOCK      887315109          6,027
TJX COS INC                        COMMON STOCK      872540109          2,602
TORCHMARK CORP                     COMMON STOCK      891027104          3,736
TRAVELERS PROP CASUALTY            COMMON STOCK      893939108          1,997
TYCO INTERNATIONAL INC             COMMON STOCK      902124106          2,727
UST INC                            COMMON STOCK      902911106          2,198
WAL-MART STORES INC                COMMON STOCK      931142103          7,722
WARNER LAMBERT                     COMMON STOCK      934488107          6,218
WELLS FARGO AND CO                 COMMON STOCK      949746101          4,725
                                                                  ____________
                                                                      397,725
                                                                  ============












             COLUMN 1                  COLUMN 5    COLUMN 6  COLUMN 7 COLUMN 8
_______________________________________________________________________________
          NAME OF ISSUER           SHARES OR      INVESTMENT   OTHER   VOTING
                                   PRINCIPAL SH/ DISCRETION:   MANA-   AUTHOR-
                                     AMOUNT  PRN     SOLE      GERS   ITY: SOLE
_______________________________________________________________________________
ALLIED WASTE INDUSTRIES              144,000  SH   X                  X
ALLSTATE CORP                        167,300  SH   X                  X
AMERICAN HOME PRODUCTS               163,800  SH   X                  X
AMERICAN INTERNATIONAL GROUP          56,850  SH   X                  X
AMERISOURC                            65,400  SH   X                  X
AMERITECH CORP                       142,000  SH   X                  X
AMR CORP                              19,200  SH   X                  X
ANHEUSER BUSCH                         5,100  SH   X                  X
APPLIED MATLS INC                     65,800  SH   X                  X
AT&T CORP                             45,250  SH   X                  X
BANK ONE                              78,000  SH   X                  X
BAXTER INTERNATIONAL INC              54,500  SH   X                  X
BELLSOUTH CORP                       197,000  SH   X                  X
BERGEN BRUNSWIG CORP                 122,100  SH   X                  X
BOEING COMPANY                        66,600  SH   X                  X
BRISTOL MYERS SQUIB CO                55,000  SH   X                  X
BURLINGTON NORTHERN INC               54,400  SH   X                  X
CARNIVAL CORP                         78,400  SH   X                  X
CHASE MANHATTAN CORP                  70,500  SH   X                  X
CHEVRON CORP                          64,600  SH   X                  X
CIRCUIT CITY STORES                   36,000  SH   X                  X
CISCO SYS INC                        132,200  SH   X                  X
CITIGROUP INC                        236,200  SH   X                  X
COMPAQ COMPUTER CORP                 160,600  SH   X                  X
COMPUWARE                            121,000  SH   X                  X
CONOCO INC                            47,400  SH   X                  X
CUMMINS ENGINE INC                    65,000  SH   X                  X
DOW CHEM CO                           32,800  SH   X                  X
EDISON INTERNATIONAL                 155,600  SH   X                  X
ELECTRONIC DATA SYSTEMS CORP           6,757  SH   X                  X
EMC/CORP                              27,000  SH   X                  X
EMERSON RADIO                         33,876  SH   X                  X
FEDERAL NATL MTGE ASSN                58,200  SH   X                  X
FIRST UNION CORP                      75,600  SH   X                  X
FORD MOTOR CO DEL                     61,600  SH   X                  X
GANNETT INC                            2,900  SH   X                  X
GENERAL ELECTRIC                     119,100  SH   X                  X
GILLETTE                              71,000  SH   X                  X
HALLIBURTON CO                        93,700  SH   X                  X
HEWLET PACKARD                        32,700  SH   X                  X
HOME DEPOT INC                       159,670  SH   X                  X
HUMANA INC                           101,800  SH   X                  X
IBM                                   79,400  SH   X                  X
INTEL CORP                           134,400  SH   X                  X





INTIMATE BRANDS INC                   76,400  SH   X                  X
JACOBS ENGR GROUP INC                109,500  SH   X                  X
KROGER CO                            218,800  SH   X                  X
LINCOLN NATIONAL                      33,000  SH   X                  X
LTV CORP                               2,658  SH   X                  X
LUCENT TECHNOLOGIES                  112,200  SH   X                  X
MATTEL INC                            70,000  SH   X                  X
MAY DEPT                               6,000  SH   X                  X
MERCK & CO                           124,700  SH   X                  X
MICROSOFT CORPORATION                192,400  SH   X                  X
MILACRON                             181,200  SH   X                  X
MOBIL CORP                            88,200  SH   X                  X
MORGAN STANLEY DN WITTER              24,400  SH   X                  X
MOTOROLA INC                          55,000  SH   X                  X
NATIONAL CITY                          4,999  SH   X                  X
ORACLE SYSTEMS                        74,100  SH   X                  X
PEPSICO INC                          151,400  SH   X                  X
PHILIP MORRIS COS INC                153,500  SH   X                  X
PNC FINL CORP                         89,700  SH   X                  X
PPG INDS INC                          78,500  SH   X                  X
PRIME HOSPITALITY                     10,773  SH   X                  X
PROCTER AND  GAMBLE CO                60,700  SH   X                  X
PUBLIC SVC ENTERPRISE                138,400  SH   X                  X
RALSTON PURINA CO                    110,200  SH   X                  X
REEBOK INTERNATIONAL LTD              77,000  SH   X                  X
S&P500 DEPOSITORY RECEIPT             14,200  SH   X                  X
SARA LEE CORPORATION                 194,600  SH   X                  X
SBC COMMUNICATIONS INC               125,400  SH   X                  X
SCHERING-PLOUGH CORP                  86,200  SH   X                  X
SOUTHDOWN INC                         55,000  SH   X                  X
STANDARD REGISTER CO                  19,700  SH   X                  X
SUN MICROSYSTEMS INC                  77,000  SH   X                  X
SUNTRUST BANKS INC                   346,012  SH   X                  X
TENET HEALTHCARE COPR                109,000  SH   X                  X
TIME WARNEER INC                      87,900  SH   X                  X
TJX COS INC                           75,700  SH   X                  X
TORCHMARK CORP                       110,300  SH   X                  X
TRAVELERS PROP CASUALTY               50,000  SH   X                  X
TYCO INTERNATIONAL INC                29,400  SH   X                  X
UST INC                               75,000  SH   X                  X
WAL-MART STORES INC                  165,400  SH   X                  X
WARNER LAMBERT                        92,200  SH   X                  X
WELLS FARGO AND CO                   108,000  SH   X                  X